Fair Value of Financial Information - Schedule of Measurements of Assets and Liabilities on Recurring Basis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Assets:
Restricted funds		$ 37	$ 41
Rabbi trust investments		36	32
Deposits		139	124
Mark-to-market derivative asset			2
Mark-to-market derivative asset [Extensible Enumeration Not Disclosed Flag]	awk:DerivativeAssetStatementOfFinancialPositionExtensibleEnumerationNotDisclosedFlag
Total assets		248	254
Liabilities:
Deferred compensation obligations		39	38
Total liabilities		39	38
Total assets		209	216
Fixed-income securities
Assets:
Other investments		3	35
Money market and other
Assets:
Other investments		33	20
Level 1
Assets:
Restricted funds		37	41
Rabbi trust investments		36	32
Deposits		139	124
Mark-to-market derivative asset			0
Total assets		246	245
Liabilities:
Deferred compensation obligations		39	38
Total liabilities		39	38
Total assets		207	207
Level 1 | Fixed-income securities
Assets:
Other investments		1	28
Level 1 | Money market and other
Assets:
Other investments		33	20
Level 2
Assets:
Restricted funds		0	0
Rabbi trust investments		0	0
Deposits		0	0
Mark-to-market derivative asset			2
Total assets		2	9
Liabilities:
Deferred compensation obligations		0	0
Total liabilities		0	0
Total assets		2	9
Level 2 | Fixed-income securities
Assets:
Other investments		2	7
Level 2 | Money market and other
Assets:
Other investments		0	0
Level 3
Assets:
Restricted funds		0	0
Rabbi trust investments		0	0
Deposits		0	0
Mark-to-market derivative asset			0
Total assets		0	0
Liabilities:
Deferred compensation obligations		0	0
Total liabilities		0	0
Total assets		0	0
Level 3 | Fixed-income securities
Assets:
Other investments		0	0
Level 3 | Money market and other
Assets:
Other investments		$ 0	$ 0